Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (6,276)	$ 783,438
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid through advances from affiliate of Sponsor	5,000
Interest earned on investments held in Trust Account		(30,739)
Change in fair value of warrant liability		(4,377,600)
Loss on initial issuance of warrant liability		2,599,200
Change in fair value of conversion option liability		(11,835)
Amortization of debt discount		1,826
Transaction costs allocated to private warrants		30,212
Changes in operating assets and liabilities:
Prepaid expenses		(4,536)
Accounts payable and accrued expenses		208,704
Net cash used in operating activities	(1,276)	(801,330)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(139,380,000)
Net cash used in investing activities		(139,380,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		135,600,000
Proceeds from sale of Private Placement Warrants		5,130,000
Advances from related party	25,000	25,000
Repayment of advances from related party		(55,000)
Proceeds from promissory note - related party	125,000
Repayment of promissory note - related party		(125,000)
Proceeds from convertible promissory note - related party		500,000
Payment of offering costs	(118,213)	(416,260)
Net cash provided by financing activities	31,787	140,658,740
Net Change in Cash	30,511	477,410
Cash - Beginning of period		30,511
Cash - End of period	30,511	507,921
Non-Cash investing and financing activities:
Deferred underwriting fee payable		$ 5,190,000
Offering costs included in accrued offering costs	25,760
Offering costs paid through promissory note - related party	$ 25,000